Capital Stock - Schedule of Stock Option Transactions (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning balance (in shares) | shares	390,000	410,000	340,000
Granted (in shares) | shares	0	0	90,000.00
Exercised (in shares) | shares	(20,000.00)	(20,000.00)	(20,000.00)
Outstanding, ending balance (in shares) | shares	370,000	390,000	410,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted-Average Exercise Price [Roll Forward]
Weighted average exercise price, beginning balance (in dollars per share) | $ / shares	$ 12.38	$ 12.70	$ 12.78
Weighted average exercise price, granted (in dollars per share) | $ / shares			10.58
Weighted average exercise price, exercised (in dollars per share) | $ / shares	10.58	6.36	6.54
Weighted average exercise price, beginning balance (in dollars per share) | $ / shares	$ 12.72	$ 12.38	$ 12.70